Qualifying Transaction	12 Months Ended
Dec. 31, 2021
Qualifying Transaction
Qualifying Transaction

3. Qualifying Transaction

Qualifying Transaction (“QT”)

On November 24, 2020, the Company announced that it had entered into definitive transaction agreements in respect of each of CMG Partners, Inc. (“Caliva”) (the “Caliva Agreement”) and Left Coast Ventures, Inc. (“LCV”) (the “LCV Agreement”) pursuant to which the Company would acquire all of the equity of Caliva and LCV. At the same time, the Company executed an agreement with Caliva, OG Enterprises Branding, Inc. (“OGE”), SC Branding, LLC and SC Vessel 1, LLC to acquire the remaining shareholdings of OGE and entered into a Brand Strategy Agreement with SC Branding, LLC.

Additionally, concurrently with the completion of the LCV acquisition, LCV acquired SISU Extraction LLC (“SISU”) in accordance with the Agreement and Plan of Merger between LCV and SISU, dated November 24, 2020.

The above transactions closed on January 15, 2021, and the acquisition of SC Vessel 1, LLC’s interest in OGE closed on January 19, 2021. These acquisitions constituted the Company’s Qualifying Transaction.

Each of the acquisitions is a business combination accounted for using the acquisition method in accordance with ASC 805 Business Combinations (“ASC 805”).

Total acquisition-related transaction costs incurred by the Company in connection with the acquisitions was approximately $493,584 (December 31, 2020 - $6,316,683).

In the year ended December 31, 2021, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method. The fair values of the assets to be acquired and the liabilities to be assumed by the Company in connection with the acquisitions are as follows:

	Caliva/OGE	LCV	SISU	Total
Total consideration transferred (i)	$619,766,731	$120,651,941	$92,188,146	$832,606,818

Assets acquired
Cash, restricted cash and restricted cash equivalents	11,164,957	3,022,262	976,906	15,164,125
Accounts receivable	2,006,699	1,090,811	1,022,532	4,120,042
Inventory	11,910,959	6,258,063	5,580,258	23,749,280
Prepaid expenses	3,589,808	215,938	82,701	3,888,447
Indemnification assets	2,199,029	2,000,000	—	4,199,029
Property and equipment	7,785,157	3,305,145	1,163,902	12,254,204
Intangible assets	187,600,000	20,740,000	46,200,000	254,540,000
Right-of-use assets – operating	12,115,573	4,461,809	880,863	17,458,245
Right-of-use assets – finance	26,176,837	—	—	26,176,837
Investment in associate	—	6,500,000	—	6,500,000
Investment in non-marketable securities	591,545	—	—	591,545
Security deposits and other	869,238	137,051	34,175	1,040,464

Total assets acquired	266,009,802	47,731,079	55,941,337	369,682,218

Liabilities assumed
Accounts payable and accrued liabilities	26,130,222	14,817,802	8,242,144	49,190,168
Consideration payable	2,458,844	2,972,782	—	5,431,626
Loans payable	3,060,250	298,436	—	3,358,686
Line of credit	—	—	1,000,000	1,000,000
Deferred tax liability	35,483,327	4,199,766	—	39,683,093
Lease liabilities	49,746,261	4,461,809	1,183,451	55,391,521

Total liabilities assumed	116,878,904	26,750,595	10,425,595	154,055,094

Goodwill	$470,635,833	$99,671,457	$46,672,404	$616,979,694

(i)	Total consideration transferred is comprised of the following:

	Caliva/OGE	LCV	SISU	Total
Upfront consideration
Cash	$465,140	$177,970	$11,089,535	$11,732,645
Liabilities settled in cash as part of the Qualifying Transaction	12,614,773	15,400,000	3,560,593	31,575,366
Liabilities settled in shares as part of the Qualifying Transaction	—	—	4,264,597	4,264,597
Common shares	408,178,567	57,529,825	63,581,153	529,289,545
Common shares to be issued	1,567,549	5,897,750	9,692,268	17,157,567
Consideration payable	1,000	5,120	—	6,120
Contingent consideration (liability) – Trading price consideration	191,077,970	41,641,276	—	232,719,246
Contingent consideration (liability) – Other	—	—	—	—
Contingent consideration (equity)	2,372,231	—	—	2,372,231
Replacement options	3,489,501	—	—	3,489,501

Total consideration transferred	$619,766,731	$120,651,941	$92,188,146	$832,606,818

Each of the acquisitions is subject to specific terms relating to satisfaction of the purchase price by the Company and incorporates payments in cash and common shares as well as certain contingent consideration. Contingent consideration has been classified as either a financial liability or equity consistent with the principles in ASC 480 Distinguishing Liabilities from Equity.

The table above summarizes the fair value of the consideration given and the fair values assigned to the assets acquired and liabilities assumed for each acquisition. Goodwill arose in these acquisitions because the cost of acquisition included a control premium. In addition, the consideration paid for the combination reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The total consideration transferred for the acquisitions is summarized below:

Acquisition of Caliva and OGE

The acquisition of Caliva, including 50% interest in OGE, closed on January 15, 2021, and the acquisition of the additional 50% interest in OGE closed on January 19, 2021. However, the closing of the additional 50% interest in OGE was automatic and contingent on the closing of Caliva. As a result, the Company gained control of both Caliva and OGE on January 15, 2021.

The acquisitions of Caliva and OGE are being accounted for as one transaction as the contracts were negotiated at the same time and in contemplation of one another in order to achieve the overall objective of obtaining control of both companies. The Company acquired all of the issued and outstanding equity interests of Caliva and OGE from the existing shareholders for up to 32,365,412 common share of the Company, of which 117,756 were common share to be issued as at December 31, 2021, and $466,140 of cash, with certain shareholders receiving cash at $10.00 per share in lieu of common shares for regulatory purposes. In addition, the consideration transferred includes contingent consideration and replacement share options, as outlined below. The share consideration was valued based on the share price on the date of acquisition, January 15, 2021. As at December 31, 2021, the Company is still in the process of settling the above issuance of common shares and cash.

The Company also issued the following contingent consideration:

a)

Trading price consideration – The Caliva and OGE shareholders received a contingent right for up to 18,356,299 additional common shares (the “pool of common shares”) in the event the 20-day volume weighted average trading price (“VWAP”) of the common shares reaches $13.00, $17.00 and $21.00 within three years of closing, with one-third issuable upon the achievement of each price threshold, respectively. The pool of common shares is to be shared with Caliva option holders who were employees of Caliva at the time of the transaction (“Caliva employee option holders”). In order to receive their share of the contingent consideration, Caliva employee option holders must be employed by the Company at the time the contingent consideration is paid out. The portion of the pool of common shares that may be paid to Caliva employee option holders is being accounted for as employee share-based compensation and is being expensed over the estimated vesting period. The portion of the pool of common shares that may be paid to former Caliva and OGE shareholders is being accounted for as contingent consideration in the amount of $191,077,970 and is included in the consideration transferred above. Refer to Note 32 for further details.

b)

Earn-out shares – The Caliva share holders received a contingent right for up to 3,929,327 additional common shares if the aggregate consolidated cash of the Company at closing, net of short-term indebtedness, was less than $225,000,000. As the consolidated cash at the time of closing was above this amount, no additional common shares will be issued, and no value has been attributed to this in the transaction.

c)

Other – The Company held back 304,000 common shares related to U.S. Paycheck Protection Program (“PPP”) loans. The fair value associated with the contingent consideration at the transaction date was nil. Refer to Note 32 for further details.

d)

187,380 shares of TPCO have been placed into escrow and will be issued when subsidiaries of Caliva receive their licenses. This is presented as contingent shares to be issued in equity. If the licenses are not obtained, the shares will be issued to Caliva former share holders, and therefore have been included as part of consideration. Refer to Note 20 for further details.

The Company issued replacement share options to Caliva employee option holders as discussed in Note 22. The Company recognized $3,489,501 in consideration. This represents the fair value of the awards as at January 15, 2021 that relates to past service of those employees.

Lastly, as part of the Qualifying Transaction, certain liabilities of Caliva were settled by the Company on behalf of Caliva. As a result, they have been included in consideration transferred and excluded from net assets acquired.

The goodwill acquired is associated with Caliva and OGE’s workforce and expected future growth potential and is not expected to be deductible for tax purposes.

Acquisition of LCV

The Company acquired all of the issued and outstanding equity interests of LCV from the existing shareholders of LCV for up to 5,010,077 common shares of the Company, of which 154,348 were common shares to be issued as at December 31, 2021, and $183,090 cash, with certain shareholders receiving cash at $10.00 per share in lieu of common shares for regulatory purposes. The share consideration was valued based on the share price on the date of acquisition, January 15, 2021. As at December 31, 2021, the Company is still in the process of settling the issuance of common shares and cash.

The Company also issued the following contingent consideration:

a)

Trading price consideration – The LCV share holders will have a contingent right for up to 3,856,955 additional common shares in the event the 20-day VWAP of the common shares reaches $13.00, $17.00 and $21.00 within three years of closing, with one-third issuable upon the achievement of each price threshold, respectively. The fair value of the contingent consideration on January 15 , 2021 was $41,641,276 and is included in consideration transferred above. Refer to Note 32 for further details.

b)

Other – The Company held back 299,800 of sharesthat are contingent on the outcome of certain events. The fair value associated with the contingent consideration at the transaction date is nil. Refer to Note 32 for further details.

Lastly, as part of the Qualifying Transaction, certain liabilities of LCV were settled by the Company on behalf of LCV. As a result, they have been included in consideration transferred and excluded from net assets acquired.

The goodwill acquired is associated with LCV’s workforce and expected future growth potential and is not expected to be deductible for tax purposes.

Acquisition of SISU

The Company acquired all of the issued and outstanding units of SISU from the existing members of SISU for 5,787,790 common shares of the Company, of which 765,582 were common shares to be issued, and $11,089,535 in cash. The share consideration was valued based on the share price on the date of acquisition, January 15, 2021. The goodwill acquired is associated with SISU’s workforce and expected future growth potential and is expected to be fully deductible for tax purposes at the state level. The common shares to be issued were issued in June 2021.

Lastly, as part of the Qualifying Transaction, certain liabilities of SISU were settled by the Company on behalf of SISU through the issuance of 336,856 common shares (Note 20) and cash. As a result, these have been included in consideration transferred and excluded from net assets acquired.